Van Eck Associates Corporation
335 Madison Avenue, 19th Floor
New York, New York 10017

May 4, 2011

VIA EDGAR

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	Van Eck Funds (the “Registrant”) File Nos. 002-97596 and 811-04297 Post Effective Amendment No. 101

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectuses and statements of additional information contained in Post-Effective Amendment No. 101 to the Registrant’s Registration Statement on Form N-1A, filed on April 14, 2011, constituting the most recent amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on April 14, 2011, accession number 0000930413-11-002727.

If you have any questions or comments concerning the filing, please contact me at 212-293-2029.

Very truly yours,

/s/ Jonathan R. Simon

Jonathan R. Simon

Vice President and Assistant Secretary